SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash, cash equivalents, and restricted cash

	As of June 30,
	2019	2018
Cash, cash equivalents and restricted cash reconciliation:
Cash and cash equivalents	$678,492	$6,273,335
Restricted cash	150,776	150,196
Total cash, cash equivalents and restricted cash	$829,268	$6,423,531